Restructuring Charges - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Employee severance costs included in restructuring liabilities		$ 7,000,000	$ 52,000,000
Employee severance costs	$ 216,000,000
Other exit costs	23,000,000
Total restructuring liabilities	$ 240,000,000	89,000,000	151,000,000
Restructuring liabilities - current		74,000,000	129,000,000
Restructuring liabilities - non current		15,000,000	22,000,000
Personnel Lay-Off Costs [Member]
Restructuring Cost and Reserve [Line Items]
Employee severance costs included in restructuring liabilities		$ 0	$ 52,000,000